LONG-TERM LOANS FROM BANKS (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014
Debt Instrument [Line Items]
Long-term Debt	$ 13,469
Less - current maturities	4,875	$ 6,635
Long-term loans from banks	8,385	12,046
Long-term Loans from Banks [Member]
Debt Instrument [Line Items]
Long-term Debt	13,176	18,440
Less - current maturities	4,791	6,394
Long-term loans from banks	$ 8,385	$ 12,046
In Other Currencies [Member] | Long-term Loans from Banks [Member]
Debt Instrument [Line Items]
Interest Rate	17.00%	17.00%
Long-term Debt	$ 30	$ 84
In or Linked to Dollars [Member] | Long-term Loans from Banks [Member]
Debt Instrument [Line Items]
Interest Rate	3.71%	3.71%
Long-term Debt	$ 13,146	$ 2,000
In or Linked to Dollars [Member] | Minimum [Member] | Long-term Loans from Banks [Member]
Debt Instrument [Line Items]
Debt Instrument Interest Rate Over Prime		0.95%
In or Linked to Dollars [Member] | Maximum [Member] | Long-term Loans from Banks [Member]
Debt Instrument [Line Items]
Debt Instrument Interest Rate Over Prime		1.40%
In NIS [Member] | Long-term Loans from Banks [Member]
Debt Instrument [Line Items]
Interest Rate	0.00%
Long-term Debt	$ 0	$ 5,198
In NIS [Member] | Minimum [Member] | Long-term Loans from Banks [Member]
Debt Instrument [Line Items]
Interest Rate		5.45%
In NIS [Member] | Maximum [Member] | Long-term Loans from Banks [Member]
Debt Instrument [Line Items]
Interest Rate		7.39%
In NIS [Member] | Debt With Variable Interest Rate [Member] | Long-term Loans from Banks [Member]
Debt Instrument [Line Items]
Interest Rate	0.00%
Long-term Debt	$ 0	$ 11,158